Share-based payment obligations (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment obligations
Schedule of total charge to the profit or loss

	2021	2020	2019
	$’000	$’000	$’000
Credit under cash settled classification to the date of amendment	—	—	(25,922)
Immediate charge on amendment for options vested at date of amendment	—	—	363,302
Expense under equity settled classification from date of amendment	11,780	8,342	13,674
	11,780	8,342	351,054

Schedule of movements in the number of share options outstanding

	2021
	Incentive	Incentive	Incentive	Incentive
	plan 1	plan 2	plan 2B	plan 3
	000’s	000’s	000’s	000’s
Authorized	3,800	15,360	4,600	56

Issued
At January 1	3,749	15,350	4,595	56
Issued	94	10	55	—
Forfeited	(43)	—	(39)	—
Exercised during the period *	(2,533)	(10,240)	(3,074)	(37)
At December 31	1,267	5,120	1,537	19

*Relates to the number of options converted to shares as a result of the IPO.

	2020

	Incentive	Incentive	Incentive	Incentive
	plan 1	plan 2	plan 2B	plan 3
	000’s	000’s	000’s	000’s
Authorized	3,800	15,360	4,600	56

Issued
At January 1	3,659	15,360	4,612	51
Issued	149	—	—	5
Forfeited	(59)	(10)	(17)	—
At December 31	3,749	15,350	4,595	56

Schedule of weightedaverage remaining contractual life

	2021		2020
	Weighted	Number of	Weighted	Number of
	average	options in force	average	options in force
Year of	remaining	at year end	remaining	at year end
grant	contractual life*		contractual life

2014	0.83	1,039,526	0.49	3,138,844
2015	0.83	5,077,624	6.18	15,232,873
2017	0.83	1,685,317	8.12	5,116,869
2018	0.83	35,737	9.2	107,212
2020	0.83	51,211	6.41	153,633
2021	0.83	53,123	—
		7,942,538		23,749,430